Other Operating Expenses - Loss on Disposal of Business - Additional Information (Details) £ in Millions			12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Aug. 06, 2021 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Mar. 11, 2022 subsidiary
Other Operating Expenses [Line Items]
Provisions utilised			£ 222	£ 177
Gains (losses) recognised when control of subsidiary is lost			546	(6)	£ 358
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business			(552)	(5)	(291)
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment loss recognised in profit or loss	£ 345			554
Provisions utilised				14
BAT Russia | Before impairment | Discontinued operations
Other Operating Expenses [Line Items]
Net assets classified as held for sale	£ 770
Russia
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	2					2
Belarus
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	1
Russian and Belarusian Businesses
Other Operating Expenses [Line Items]
Proceeds from disposal	£ 425
Provisions utilised			195
Gains (losses) recognised when control of subsidiary is lost			(548)
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business			554
Associated costs			3
Foreign exchange gain			9
Gain (loss) on disposal, net of impairment reversal			£ (353)
B.A.T. Pars Company PJSC
Other Operating Expenses [Line Items]
Gains (losses) recognised when control of subsidiary is lost					358
Foreign exchange recycled from equity		£ 272
Impairment charge and associated costs		£ 88
Unwinding discounted proceeds				6	£ 2
Reversal of impairment loss recognised in profit or loss, trade receivables				£ 2